TAXATION (Details)	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014
Tax Rate Disclosure [Line Items]
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%	25.00%
Income tax provision for the sales of cost method investment gain recognized according to Circular 7	¥ 1,881,456	$ 270,986	¥ 83,103,026	$ 13,587,500
Income Tax Holiday, Description	The EIT Law and its Implementing Rules also permit qualified small-scaled enterprises with low profit margins to enjoy a reduced 20% enterprise income tax rate. On April 8, 2014, March 13, 2015, and September 2, 2015, the SAT and the MOF jointly issued three circulars, which further provided that, during the period between January 1, 2014 and December 31, 2016, between January 1, 2015 and December 31, 2017, and between October 1,2015 and December 31, 2017 respectively, if a qualified small-scaled enterprise with low profit margins has an annual taxable income of not more than RMB100,000, RMB200,000 and RMB300,000, respectively, then 50% of its taxable income can be exempted from enterprise income tax, reducing the effective enterprise income tax rate to 10%.	The EIT Law and its Implementing Rules also permit qualified small-scaled enterprises with low profit margins to enjoy a reduced 20% enterprise income tax rate. On April 8, 2014, March 13, 2015, and September 2, 2015, the SAT and the MOF jointly issued three circulars, which further provided that, during the period between January 1, 2014 and December 31, 2016, between January 1, 2015 and December 31, 2017, and between October 1,2015 and December 31, 2017 respectively, if a qualified small-scaled enterprise with low profit margins has an annual taxable income of not more than RMB100,000, RMB200,000 and RMB300,000, respectively, then 50% of its taxable income can be exempted from enterprise income tax, reducing the effective enterprise income tax rate to 10%.
Income Tax Holiday, Aggregate Dollar Amount | ¥	¥ 79,675
Cost-method Investments
Tax Rate Disclosure [Line Items]
Statutory income tax rate (as a percent)			22.00%	22.00%
Syndicated loan
Tax Rate Disclosure [Line Items]
Debt Instrument, Face Amount | $		$ 150,000,000
Maximum
Tax Rate Disclosure [Line Items]
EIT withholding tax rate	10.00%	10.00%
PRC
Tax Rate Disclosure [Line Items]
Statutory income tax rate (as a percent)	25.00%	25.00%
EIT withholding tax rate	10.00%	10.00%
Maximum EIT withholding tax rate if the foreign investor owns directly at least 25% of the shares of the FIE	5.00%	5.00%
Minimum percentage the foreign investor owns directly of the shares of the FIE will subject to no more than 5% EIT withholding tax.	25.00%	25.00%
PRC | Car rental service
Tax Rate Disclosure [Line Items]
Business tax rate (as a percent)	5.00%	5.00%
VAT rate (as a percent)	17.00%	17.00%
PRC | Designated Driving Service
Tax Rate Disclosure [Line Items]
VAT rate (as a percent)	11.00%	11.00%
PRC | Qualified Management Services
Tax Rate Disclosure [Line Items]
VAT rate (as a percent)	6.00%	6.00%
Hong Kong
Tax Rate Disclosure [Line Items]
Statutory income tax rate (as a percent)	16.50%	16.50%
Shanghai | Car rental service
Tax Rate Disclosure [Line Items]
VAT rate (as a percent)	3.00%	3.00%